MANAGEMENT PLANS	12 Months Ended
Dec. 31, 2021
MANAGEMENT PLANS
MANAGEMENT PLANS

NOTE 2. - MANAGEMENT PLANS

The Company reported operating loss of $1,407,569 in 2021 and operating income of $1,291 in 2020, net loss of $1,568,813 in 2021 and net income of $675,996 in 2020, and stockholders’ deficiencies of $4,097,889 and $3,105,770 at December 31, 2021 and 2020, respectively. The Company has a working capital deficit of approximately $ 3.1 million at December 31, 2021. Previously, this has raised substantial doubt about the entity’s ability to continue as a going concern within one year. The Company has plans to issue stock, restructure certain debt and anticipates significant growth of business. These plans, in management’s opinion, will allow the Company to meet its obligations alleviate the substantial doubt.

The Company’s mission is to drive shareholder value by developing and bringing to market automated, cost effective, and innovative cybersecurity technologies. The Company’s strategy is to build its business by designing, developing, and marketing IT security-based products and solutions that fill technology gaps in cybersecurity.

The Company's goal is to increase sales and generate cash flow from operations on a consistent basis. The Company’s business plans require improving the results of its operations in future periods. The Company has renegotiated the terms of some certain obligations, using operational cash flow to pay down balances and extending terms, and provided financing with the issuance of new loans.

During 2020, the Company paid off approximately $96,600 to related parties under the terms of demand notes and established a $328,000 note payable from a related party as part of a modification.

During 2020, the Company paid off approximately $167,500 to a third party under the terms of demand notes and extended the terms of the remaining $166,500 balance.

During 2021, the Company has renegotiated the due dates of approximately $446,000 of notes payable into 2023 and 2024.

During 2021, the Company settled the long-term debt agreement with the Pension Benefit Guaranty Corporation (“PBGC”) for $200,000 on the outstanding principal of $246,000 and accrued interest of approximately $74,500. The Company recorded a gain of approximately $120,500.

During 2021, the Company received proceeds of $229,000 from related parties. The Company issued a short-term note payable to a board member for $100,000. The note bears a 6% interest rate and is due on March 31, 2022. The Company also issued four demand notes payable to two board members for $79,000 in total. The demand notes bear a 6% interest rate. The Company also issued a demand note payable to another related party for $50,000 in total. The demand note bears a 6% interest rate.

During 2021, the Company entered into a financing arrangement with Mast Hill Fund, L.P. for $448,000. Under the terms of the Loan, amortization payments are due beginning March 3, 2022, and each month thereafter with the final payment due on November 3, 2022 (Notes 5 and 9).

During 2022, the Company entered into a financing arrangement with Mast Hill Fund, L.P. for $370,000. Under the terms of the Loan, amortization payments are due beginning June 15, 2022, and each month thereafter with the final payment due on February 15, 2023.

During the first quarter of 2022, the Company filed an S-1 for a public offering of $15 million of common stock and warrants, which is expected to be used for the acquisition discussed in Note 14 and working capital needs. The Company anticipates this offering to during the second quarter of 2022. The completion of this offering is not a certainty. Should the offering not proceed or be delayed, or should it occur in a reduced format, the Company will scale down spending to reduce costs and to increase cash flow while continuing to grow the operations at a slower pace.

The Company believes the capital resources generated by the improving results of its operations as well as cash available under its factoring line of credit and from additional related parties and third-party loans, if needed, provide sources to fund its ongoing operations and to support the internal growth of the Company. The Company may need to extend existing debt agreements in order to provide resources for other purposes. If the Company experiences significant growth in its sales, the Company believes that this may require it to increase its financing line, finance additional accounts receivable, or obtain additional working capital from other sources to support its sales growth.

The Company plans to continue to evaluate alternatives which may include continuing to renegotiate the terms of other notes, seeking conversion of the notes to shares of common stock and seeking funds to repay the notes. The Company continues to evaluate repayment of our remaining notes payable based on its cash flow. These plans, in management’s opinion, will allow the Company to meet its obligations for a reasonable period of time from the date the financial statements are available to be issued.